COMMON STOCK OPTIONS (Details Textuals) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Feb. 11, 2011
Common stock options additional details
Shares reserved under stock option plans				6,475,750
Stock option expense	$ 1,351,452
Number of options exercised			(1,115,000)
Weighted average fair value of options granted	$ 0.53
Weighted average remaining contract life, exercisable options	5 years 2 months 19 days
Weighted average remaining contract life, outstanding options	6 years 11 months 15 days
Aggregate intrinsic value of options	1,568,000
Unrecognized compensation cost related to non-vested options	1,285,000
Weighted average period of non vested options	6 years 11 months 15 days
Risk free rate assumed	2.26%	3.90%
Expected volatility rate	78.53%	117.00%
Average term	5 years
Chief Executive Officer [Member]
Common stock options additional details
Number of shares received as options	400,000
Exercise price	$ 0.75
Fair value of share options	200,763
Vesting period	4 years
Stock options to CEO, Description	These options were adjusted for the exchange ratio and post merger the options are exercisable into 600,000 shares of common stock at $0.50 (aggregate fair value of $671,520) per share with one-quarter vesting annually.
ChiefExecutiveOfficerGrant2Member
Common stock options additional details
Number of shares received as options	600,000
Exercise price	$ 0.84
Fair value of share options	$ 324,535
Vesting period	3 years
Director [Member]
Common stock options additional details
Number of shares received as options	450,000
Number of options exercised	900,000
Director 1 [Member]
Common stock options additional details
Number of shares received as options	161,250
Number of options exercised	215,000